Debt - Schedule of Asset-Backed Notes Transactions (Details) - Asset Backed Notes - USD ($)	1 Months Ended
	Oct. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2019
Debt Instrument [Line Items]
Principal Amount Issued	$ 1,600,000,000	$ 1,122,000,000	$ 1,122,000,000	$ 3,844,000,000
A-1a Senior class notes
Debt Instrument [Line Items]
Stated interest rate on debt instrument	1.94%	2.33%	2.93%
Expected Weighted-average Life to Maturity (in years)	2 years 6 months 3 days	2 years 6 months 7 days	2 years 6 months
Principal Amount Issued	$ 1,276,000,000	$ 855,000,000	$ 900,000,000
A-1b Senior floating rate class notes
Debt Instrument [Line Items]
Effective interest rate				1.763%
Expected Weighted-average Life to Maturity (in years)	2 years 6 months 3 days	2 years 6 months 7 days	2 years 6 months
Principal Amount Issued	$ 150,000,000	$ 145,000,000	$ 100,000,000
B Junior class notes
Debt Instrument [Line Items]
Stated interest rate on debt instrument	2.06%	2.40%	3.02%
Expected Weighted-average Life to Maturity (in years)	3 years 2 months 23 days	3 years 3 months 10 days	3 years 2 months 19 days
Principal Amount Issued	$ 98,000,000	$ 69,000,000	$ 69,000,000
C Junior class notes
Debt Instrument [Line Items]
Stated interest rate on debt instrument	2.16%	2.60%	3.22%
Expected Weighted-average Life to Maturity (in years)	3 years 4 months 28 days	3 years 5 months 19 days	3 years 4 months 24 days
Principal Amount Issued	$ 76,000,000	$ 53,000,000	$ 53,000,000
London Interbank Offered Rate (LIBOR) | A-1b Senior floating rate class notes
Debt Instrument [Line Items]
Debt instrument, percentage points added to the reference rate	0.42%	0.45%	0.33%